GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Schedule Of Significant Goodwill And Intangible Assets Details
Schedule of Goodwill and Intangible Assets
	Goodwill US$‘000	Development costs US$‘000	Patents and licences US$‘000	Other US$‘000	Total US$‘000
Cost
At January 1, 2016	82,112	109,443	9,968	33,624	235,147
Other additions	—	17,431	—	77	17,508
Exchange adjustments	(423)	(255)	(43)	—	(721)

At December 31, 2016	81,689	126,619	9,925	33,701	251,934

At January 1, 2017	81,689	126,619	9,925	33,701	251,934
Other additions	—	10,402	22	—	10,424
Disposals				(15)	(15)
Reclassification	—	(132)	—	132	—
Exchange adjustments	—	29	—	—	(29)

At December 31, 2017	81,689	136,918	9,947	33,818	262,372

Accumulated amortisation and Impairment losses
At January 1, 2016	(29,426)	(20,199)	(6,280)	(17,884)	(73,789)
Charge for the year	—	(1,259)	(86)	(1,628)	(2,973)
Impairment losses	(26,489)	(58,195)	(2,948)	(41)	(87,673)
Exchange adjustments	—	—	(224)	—	(224)

At December 31, 2016	(55,915)	(79,653)	(9,538)	(19,553)	(164,659)

At January 1, 2017	(55,915)	(79,653)	(9,538)	(19,553)	(164,659)
Charge for the year	—	(1,708)	(17)	(1,578)	(3,303)
Disposals	—	—	—	8	8
Impairment losses	(7,876)	(20,782)	(173)	(836)	(29,667)
Exchange adjustments	—	3	—	—	3

At December 31, 2017	(63,791)	(102,140)	(9,728)	(21,959)	(197,618)

Carrying amounts
At December 31, 2017	17,898	34,778	219	11,859	64,754

At December 31, 2016	25,774	46,966	387	14,148	87,275

Schedule of Principal Development Projects
The following represents the costs incurred during each period presented for each of the principal development projects:

Product Name	2017 US$’000	2016 US$’000
Premier Instrument for Haemoglobin A1c testing[1]	2,601	2,810
HIV screening rapid test	1,514	1,085
US Lyme	1,156	1,003
Uni-gold test enhancement	1,134	1,154
G-6-PDH test	812	-
Tri-stat Point-of-Care instrument	764	678
Sjogrens monoclonal antibodies	376	166
HIV screening Africa	289	650
Autoimmune FDA registrations	273	341
Uni-Gold antigen improvement	258	287
Premier Resolution	252	259
Brain Natriuretic Peptide (BNP) assay	-	2,904
Troponin I assay and reader	-	1,932
Cardiac analyser	-	1,056
Enhanced TPHA/CMV	-	810
Malaria Point-of-Care test	-	411
D-Dimer development	-	332
Other projects with spend less than US$250,000 in 2017	973	1,553
Total capitalised development costs	10,402	17,431

1
The Premier project entails the development of a High Performance Liquid Chromotography (HPLC) instrument for testing haemoglobin A1c (HbA1c). A number of versions of the instrument are being developed including an Ion Exchange version (Premier Resolution). At December 31, 2017 this project had a total carrying amount of $22,955,000. Amortisation will occur over a 15 year period, commencing on commercialization of each version of the instrument.

Schedule of Impairment Loss Recorded on Discontinued Assets
The table below sets forth the impairment loss recorded for each of the CGU’s at December 31, 2017.

US$’000
Trinity Biotech Manufacturing Limited	32,561
Immco Diagnostics Inc.	1,094
Clark Laboratories Inc.	978
Mardx Diagnostic Inc.	4,690
Phoenix Bio-tech Corp	1,801
Biopool US Inc.	631

Total impairment loss	41,755

Schedule of Impairment Loss for Each Class of Asset
The table below sets forth the breakdown of the impairment loss for each class of asset at December 31, 2017:

US$’000
Goodwill and other intangible assets (see note 13)	29,667
Property, plant and equipment (see note 12)	10,437
Prepayments (see note 17)	1,651

Total impairment loss	41,755

Schedule of Impairment Loss of Intangible Assets
The impairment loss at December 31, 2017 allocated to goodwill arose on the following CGUs:

US$’000
Mardx Diagnostic Inc.	3,572
Phoenix Bio-tech Corp.	1,801
Clark Laboratories Inc.	978
Immco Diagnostics Inc.	1,094
Blood bank screening business	431

Total impairment loss allocated to goodwill	7,876

Schedule of Significant Goodwill
The additional disclosures required for the CGU with significant goodwill are as follows:

	Fitzgerald Industries
	December 31, 2017	December 31, 2016
Carrying amount of goodwill (US$’000)	12,592	12,592
Discount rate applied (real pre-tax)	17.70%	13.56%
Excess value-in-use over carrying amount (US$’000)	8,397	17,762
% EBITDA would need to decrease for an impairment to arise	30.4%	46.8%
Long-term growth rate	2.0%	2.0%

Schedule of Internal and External Factors Based on Historical Experience
The assumptions and estimates used are specific to the individual CGU and were derived from a combination of internal and external factors based on historical experience.

Intangible Assets with Indefinite Useful lives (included in other intangibles)	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Fitzgerald Industries International CGU
Fitzgerald trade name	970	970
RDI trade name	560	560
Primus Corporation CGU
Primus trade name	670	670
Immco Diagnostic CGU
Immco Diagnostic trade name	3,393	3,393
Total	5,593	5,593